Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS VARIABLE INSURANCE TRUST
Central Index Key	0000918571
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Apr. 30, 2014